Note 21 - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
NOTE
2
1
Fair
Value of Financial Instruments
ASC
825,
Disclosures about Fair Values of Financial Instruments
, requires disclosure of the estimated fair values of the Company's financial instruments, including assets, liabilities and off-balance sheet items for which it is practicable to estimate fair value. The fair value estimates are made as of
December 31, 2019
and
2018
based upon relevant market information, if available, and upon the characteristics of the financial instruments themselves. Because no
market exists for a significant portion of the Company's financial instruments, fair value estimates are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. The estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based only on existing financial instruments without attempting to estimate the value of anticipated future business or the value of assets and liabilities that are not
considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on the fair value estimates and have not
been considered in any of the estimates.

The estimated fair value of the Company's financial instruments is shown below. Following the table, there is an explanation of the methods and assumptions used to estimate the fair value of each class of financial instruments.

	December 31, 201 9						December 31, 2018
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying amount	Estimated fair value	Contract amount
Financial assets:
Cash and cash equivalents	$44,399	44,399	44,399				20,709	20,709
Securities available for sale	107,592	107,592		107,592			79,859	79,859
Equity securities	167	167		167			121	121
Loans held for sale	3,606	3,606		3,606			3,444	3,444
Loans receivable, net	596,392	600,863		600,863			586,688	578,978
FHLB stock	854	854		854			867	867
Accrued interest receivable	2,251	2,251		2,251			2,356	2,356
Financial liabilities:
Deposits	673,870	673,945		673,945			623,352	623,439
Accrued interest payable	420	420		420			346	346
Off-balance sheet financial instruments:
Commitments to extend credit	14	14				178,804	40	40	146,978
Commitments to sell loans	(16)	(16)				10,098	(56)	(56)	7,289

Cash and Cash Equivalents
The carrying amount of cash and cash equivalents approximates their fair value.

Securities Available for Sale
The fair values of securities were based upon quoted market prices.

Equity
Securities
The fair values of equity securities were based upon quoted market prices.

Loans Held for Sale
The fair values of loans held for sale were based upon quoted market prices for loans with similar interest rates and terms to maturity.

Loans Receivable
The fair value of the loan portfolio, with the exception of the adjustable rate portfolio, was calculated by discounting the scheduled cash flows through the estimated maturity using anticipated prepayment speeds and using discount rates that reflect the credit and interest rate risk inherent in each loan portfolio. The fair value of the adjustable loan portfolio was estimated by grouping the loans with similar characteristics and comparing the characteristics of each group to the prices quoted for similar types of loans in the secondary market. The fair value disclosures for both the fixed and adjustable rate portfolios were adjusted to reflect the exit price amount anticipated to be received from the sale of the portfolio in an open market transaction as required upon adoption of ASU
2016
-
01,
Financial Instruments – Overall (Subtopic
825
-
10
) Recognition and Measurement of Financial Assets and Financial Liabilities
beginning in the
first
quarter of
2018.

FHLB Stock
The carrying amount of FHLB stock approximates its fair value.

Accrued Interest Receivable
The carrying amount of accrued interest receivable approximates its fair value since it is short-term in nature and does not
present unanticipated credit concerns.

Deposits
The fair value of demand deposits, savings accounts and certain money market account deposits is the amount payable on demand at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities. The fair value disclosures for all of the deposits were adjusted to reflect the exit price amount anticipated to be received from the sale of the deposits in an open market transaction as required upon adoption of ASU
2016
-
01,
Financial Instruments – Overall (Subtopic
825
-
10
) Recognition and Measurement of Financial Assets and Financial Liabilities
beginning in the
first
quarter of
2018.

Accrued Interest Payable
The carrying amount of accrued interest payable approximates its fair value since it is short-term in nature.

Commitments to Extend Credit
The fair values of commitments to extend credit are estimated using the fees normally charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counter parties.

Commitments to Sell Loans
The fair values of commitments to sell loans are estimated using the quoted market prices for loans with similar interest rates and terms to maturity.